UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alpha Growth Fund
June 30, 2009 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--12.5%
Amazon.com	21,900 a,b	1,832,154
Apollo Group, Cl. A	29,600 a,b	2,105,152
Big Lots	11,500 a,b	241,845
Comcast, Cl. A	93,900	1,360,611
DISH Network, Cl. A	26,500 b	429,565
Dollar Tree	42,300 b	1,780,830
Family Dollar Stores	27,300	772,590
GameStop, Cl. A	109,500 a,b	2,410,095
Garmin	55,800 a	1,329,156
H & R Block	42,200	727,106
Johnson Controls	20,600 a	447,432
McDonald's	80,414	4,623,001
Priceline.com	30,100 a,b	3,357,655
		21,417,192
Consumer Staples--9.2%
Altria Group	59,200	970,288
Archer-Daniels-Midland	124,400	3,330,188
Colgate-Palmolive	26,400 a	1,867,536
ConAgra Foods	84,900	1,618,194
Kimberly-Clark	11,600 a	608,188
Lorillard	4,000	271,080
PepsiCo	14,700	807,912
Philip Morris International	73,700	3,214,794
Procter & Gamble	12,200	623,420
Safeway	14,446 a	294,265
SUPERVALU	77,800	1,007,510
Wal-Mart Stores	23,000	1,114,120
		15,727,495
Energy--8.1%
Alpha Natural Resources	3,900 a,b	102,453
Chevron	9,100	602,875
ConocoPhillips	6,100	256,566
Consol Energy	30,000	1,018,800
Exxon Mobil	19,200	1,342,272
Murphy Oil	65,238 a	3,543,728
Occidental Petroleum	4,000	263,240
Peabody Energy	65,200	1,966,432
Southwestern Energy	91,013 b	3,535,855
Tesoro	91,700 a	1,167,341
		13,799,562
Financial--6.8%
Aflac	135,400	4,209,586
Goldman Sachs Group	2,000	294,880
Hudson City Bancorp	277,100	3,682,659
Loews	300	8,220
Northern Trust	8,000	429,440
NYSE Euronext	40,915 a	1,114,934
Prudential Financial	21,426	797,476
Simon Property Group	84 a	4,328
SLM	20,000 a,b	205,400

State Street	17,600	830,720
		11,577,643
Health Care--16.5%
Abbott Laboratories	59,700	2,808,288
Baxter International	92,508	4,899,224
Becton, Dickinson & Co.	43,700	3,116,247
Biogen Idec	10,800 b	487,620
Bristol-Myers Squibb	153,007	3,107,572
Celgene	10,700 b	511,888
CIGNA	6,100	146,949
Eli Lilly & Co.	108,500 a	3,758,440
Forest Laboratories	18,997 a,b	477,015
Genzyme	11,800 b	656,906
Gilead Sciences	17,200 b	805,648
Medtronic	61,770	2,155,155
Omnicare	56,000 a	1,442,560
Pfizer	27,879	418,185
Schering-Plough	58,100	1,459,472
Sepracor	106,800 b	1,849,776
		28,100,945
Industrial--8.8%
General Dynamics	46,623 a	2,582,448
Honeywell International	53,700	1,686,180
L-3 Communications Holdings	28,100	1,949,578
Northrop Grumman	81,610	3,727,945
Pitney Bowes	8,500 a	186,405
Raytheon	85,100	3,780,993
Union Pacific	16,900 a	879,814
Waste Management	6,100 a	171,776
		14,965,139
Information Technology--28.9%
Accenture, Cl. A	75,800	2,536,268
Activision Blizzard	115,000 b	1,452,450
Apple	31,579 b	4,497,797
CA	17,485	304,763
Cisco Systems	82,105 b	1,530,437
Cree	51,200 a,b	1,504,768
Cypress Semiconductor	245,600 a,b	2,259,520
Diebold	9,900 a	260,964
EMC	89,000 b	1,165,900
F5 Networks	6,300 b	217,917
Fidelity National Information
Services	101,300 a	2,021,948
FLIR Systems	70,200 a,b	1,583,712
Google, Cl. A	3,700 b	1,559,883
Hewlett-Packard	97,988	3,787,236
International Business Machines	83,800	8,750,396
MasterCard, Cl. A	6,600 a	1,104,246
Microsoft	177,101	4,209,691
Novell	5,700 a,b	25,821
Oracle	229,800	4,922,316
QUALCOMM	15,800	714,160
Salesforce.com	6,400 a,b	244,288
Sohu.com	41,600 a,b	2,613,728
Visa, Cl. A	31,300 a	1,948,738
		49,216,947
Materials--3.9%

Cliffs Natural Resources	134,700 a	3,296,109
Monsanto	16,125	1,198,732
Pactiv	97,800 b	2,122,260
		6,617,101
Telecommunication Services--.3%
AT & T	17,500	434,700
Embarq	3,400	143,004
		577,704
Utilities--4.3%
American Water Works	3,661	69,962
Exelon	84,400	4,322,124
Mirant	187,000 b	2,943,380
		7,335,466
Total Common Stocks
(cost $173,942,577)		169,335,194

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,794,000)	1,794,000 [c]	1,794,000

Investment of Cash Collateral for
Securities Loaned--17.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $30,447,963)	30,447,963 [c]	30,447,963

Total Investments (cost $206,184,540)	118.2%	201,577,157
Liabilities, Less Cash and Receivables	(18.2%)	(31,098,189)
Net Assets	100.0%	170,478,968

a	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund's securities on loan is $29,522,079 and the total market value of the collateral held by the fund is $30,447,963.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $206,184,540.

Net unrealized depreciation on investments was $4,607,383 of which $12,665,001 related to appreciated investment securities and $17,272,384 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	169,335,194	-	-	169,335,194
Mutual Funds	32,241,963	-	-	32,241,963
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreci or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P Stars Fund
June 30, 2009 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)
Consumer Discretionary--9.3%
Coach	150,000	4,032,000
DeVry	80,000	4,003,200
Family Dollar Stores	143,000 a	4,046,900
GameStop, Cl. A	200,000 b	4,402,000
McDonald's	67,700	3,892,073
PetSmart	250,000	5,365,000
Staples	200,000	4,034,000
		29,775,173
Consumer Staples--11.7%
Coca-Cola	121,250	5,818,788
Colgate-Palmolive	72,000	5,093,280
CVS Caremark	233,890	7,454,074
General Mills	50,000	2,801,000
Kraft Foods, Cl. A	120,000	3,040,800
Procter & Gamble	142,000	7,256,200
Wal-Mart Stores	120,000	5,812,800
		37,276,942
Energy--13.1%
Chevron	116,780	7,736,675
ConocoPhillips	139,790	5,879,567
Exxon Mobil	90,000	6,291,900
Noble	303,890	9,192,672
Transocean	96,220 a,b	7,148,184
XTO Energy	147,000	5,606,580
		41,855,578
Financial--10.7%
Chubb	75,000	2,991,000
Cullen/Frost Bankers	111,000 a	5,119,320
JPMorgan Chase & Co.	225,000	7,674,750
People's United Financial	393,600	5,919,744
Travelers Cos.	160,000	6,566,400
Wells Fargo & Co.	250,000	6,065,000
		34,336,214
Health Care--13.6%
Abbott Laboratories	70,000	3,292,800
C.R. Bard	20,000	1,489,000
Celgene	83,000 b	3,970,720
Cephalon	80,000 a,b	4,532,000
Express Scripts	80,000 b	5,500,000
Genzyme	100,000 b	5,567,000
Gilead Sciences	181,000 b	8,478,040
Johnson & Johnson	114,380	6,496,784
St. Jude Medical	100,000 b	4,110,000
		43,436,344
Industrial--6.7%

C.H. Robinson Worldwide	90,000	4,693,500
Fastenal	100,000 a	3,317,000
General Electric	335,510	3,932,177
Jacobs Engineering Group	105,000 a,b	4,419,450
United Technologies	100,000	5,196,000
		21,558,127
Information Technology--22.6%
Accenture, Cl. A	150,000	5,019,000
Activision Blizzard	260,000 b	3,283,800
Apple	60,000 b	8,545,800
Applied Materials	300,000	3,291,000
Cisco Systems	190,000 b	3,541,600
eBay	230,000 b	3,939,900
Fiserv	85,000 b	3,884,500
Google, Cl. A	14,000 b	5,902,260
Hewlett-Packard	148,270	5,730,636
Intel	250,000	4,137,500
International Business Machines	68,000	7,100,560
MasterCard, Cl. A	20,000	3,346,200
Microsoft	288,580	6,859,547
Oracle	360,000	7,711,200
		72,293,503
Materials--1.3%
Crown Holdings	175,000 b	4,224,500
Telecommunication Services--3.3%
American Tower, Cl. A	120,000 b	3,783,600
AT & T	268,570	6,671,279
		10,454,879
Utilities--5.0%
AES	500,000 b	5,805,000
Entergy	55,000	4,263,600
FPL Group	70,000	3,980,200
ONEOK	70,000	2,064,300
		16,113,100
Total Common Stocks
(cost $361,601,691)		311,324,360

Other Investment--3.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,926,000)	9,926,000 [c]	9,926,000

Investment of Cash Collateral for
Securities Loaned--5.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $17,747,954)	17,747,954 [c]	17,747,954

Total Investments (cost $389,275,645)	105.9%	338,998,314
Liabilities, Less Cash and Receivables	(5.9%)	(19,032,658)

Net Assets	100.0%	319,965,656

a	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund's securities on loan is
$17,138,625 and the total market value of the collateral held by the fund is $17,747,954.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $389,275,645.

Net unrealized depreciation on investments was $50,277,331 of which $17,096,332 related to appreciated investment securities and $67,373,663 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

			Level 3 -
			Significant
	Level 1 - Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	311,324,360	-	-	311,324,360
Mutual Funds	27,673,954	-	-	27,673,954
Other Financial Instruments+
Liabilities ($)
Other Financial Instruments+

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciati or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P Stars Opportunities Fund
June 30, 2009 (Unaudited)

Common Stocks--100.1%	Shares	Value ($)
Consumer Discretionary--17.1%
Advance Auto Parts	124,000	5,144,760
Aeropostale	199,000 a,b	6,819,730
American Eagle Outfitters	220,000	3,117,400
Chico's FAS	100,000 b	973,000
Coach	193,000	5,187,840
Dollar Tree	21,000 b	884,100
Family Dollar Stores	162,000 a	4,584,600
GameStop, Cl. A	170,000 b	3,741,700
ITT Educational Services	7,600 a,b	765,016
PetSmart	189,000	4,055,940
Under Armour, Cl. A	93,000 a,b	2,081,340
		37,355,426
Consumer Staples--.4%
BJ's Wholesale Club	15,000 a,b	483,450
Universal	14,000 a	463,540
		946,990
Energy--7.1%
FMC Technologies	12,700 a,b	477,266
Mariner Energy	193,000 a,b	2,267,750
Noble	179,000	5,414,750
Superior Energy Services	190,000 b	3,281,300
XTO Energy	109,000	4,157,260
		15,598,326
Financial--13.8%
Cullen/Frost Bankers	100,000 a	4,612,000
HCC Insurance Holdings	23,700	569,037
Hudson City Bancorp	489,000	6,498,810
IntercontinentalExchange	73,000 b	8,339,520
Invesco	150,000	2,673,000
Nasdaq OMX Group	20,000 b	426,200
Nationwide Health Properties	26,000	669,240
People's United Financial	382,000	5,745,280
Westamerica Bancorporation	13,000 a	644,930
		30,178,017
Health Care--16.3%
C.R. Bard	21,000	1,563,450
Celgene	107,000 b	5,118,880
Cephalon	64,000 a,b	3,625,600
Edwards Lifesciences	40,000 b	2,721,200
Express Scripts	3,900 b	268,125
Gilead Sciences	130,000 b	6,089,200
Life Technologies	151,000 b	6,299,720
Mylan	250,000 a,b	3,262,500
Universal Health Services, Cl. B	11,000	537,350
Vertex Pharmaceuticals	174,000 a,b	6,201,360

		35,687,385
Industrial--17.7%
AGCO	14,250 a,b	414,248
Brink's	10,100	293,203
C.H. Robinson Worldwide	133,000	6,935,950
Dun & Bradstreet	39,000	3,167,190
Fastenal	142,000 a	4,710,140
Flowserve	86,000 a	6,003,660
Fluor	6,000	307,740
Goodrich	76,000	3,797,720
Jacobs Engineering Group	124,000 a,b	5,219,160
Landstar System	107,000	3,842,370
Stericycle	10,000 b	515,300
W.W. Grainger	43,000	3,520,840
		38,727,521
Information Technology--14.9%
Amdocs	136,000 b	2,917,200
AU Optronics, ADR	418,000 a	4,046,240
CACI International, Cl. A	63,000 a,b	2,690,730
Computer Sciences	9,800 b	434,140
Global Payments	120,000	4,495,200
Harris	60,000	1,701,600
Harris Stratex Networks, Cl. A	35,523 b	230,189
Linear Technology	130,000 a	3,035,500
Microchip Technology	190,000 a	4,284,500
Nice Systems, ADR	167,000 b	3,852,690
Sybase	134,000 a,b	4,199,560
Tech Data	19,000 b	621,490
		32,509,039
Materials--6.0%
Crown Holdings	198,000 b	4,779,720
FMC	164,000	7,757,200
Minerals Technologies	13,700	493,474
		13,030,394
Telecommunication Services--2.8%
Crown Castle International	147,000 b	3,530,940
Frontier Communications	381,000	2,720,340
		6,251,280
Utilities--4.0%
AES	272,000 b	3,157,920
ONEOK	117,000	3,450,330
Questar	50,000	1,553,000
UGI	21,000	535,290
		8,696,540
Total Common Stocks
(cost $224,074,108)		218,980,918

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $281,000)	281,000 [c]	281,000

Investment of Cash Collateral for
Securities Loaned--24.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $52,915,684)	52,915,684 [c]	52,915,684
Total Investments (cost $277,270,792)	124.4%	272,177,602
Liabilities, Less Cash and Receivables	(24.4%)	(53,371,008)
Net Assets	100.0%	218,806,594

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund's securities on loan is
$50,936,541 and the total market value of the collateral held by the fund is $52,915,684.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $277,270,792. Net unrealized depreciation on investments was $5,093,190 of which $23,339,878 related to appreciated investment securities and $28,433,068 related to depreciate investment securities.

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
Equity Securities - Domestic	211,081,988	-	-	211,081,988
Equity Securities - Foreign	7,898,930		-	7,898,930
Mutual Funds	53,196,684	-	-	53,196,684
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-
† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 12, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)